Other income/expenses and adjustments - Summary of Finance Income (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other Income Expenses And Adjustment [Line Items]
Bank interest earned	£ 1	£ 5	£ 42
Interest earned on short-term investments			141
Gain on short-term investments		39	194
Total	£ 1	£ 44	£ 377